Consolidated Statements of Changes in Shareholders' Equity (Deficit) ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary share CNY (¥) shares	Treasury stock CNY (¥)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated deficit CNY (¥)
Beginning balance at Dec. 31, 2017	¥ (299,795)		¥ 6	¥ (1)	¥ 52,369	¥ 5,691	¥ (357,860)
Beginning balance, shares at Dec. 31, 2017 | shares			8,363,719
Foreign currency translation adjustments	53,689					53,689
Net income (loss)	(402,833)						(402,833)
Share-based compensation	3,520				3,520
Transaction with redeemable non- controlling interests	(309,685)				(55,889)		(253,796)
Ending balance at Dec. 31, 2018	(955,104)		¥ 6	(1)		59,380	(1,014,489)
Ending balance, shares at Dec. 31, 2018 | shares			8,363,719
Foreign currency translation adjustments	10,747					10,747
Net income (loss)	(1,451,950)						(1,451,950)
Share-based compensation	366,895			¥ 1	366,894
Deemed dividend to Series C-1 preferred shareholders at extinguishment of Series C-1 Preferred Shares	(5,283)				(5,283)
Deemed dividend to Series B-1, B-2 and C preferred shareholders at modification of Series B-1, B-2 and C Preferred Shares	27,768				27,768		(27,768)
Ending balance at Dec. 31, 2019	(2,034,695)		¥ 6		389,379	70,127	(2,494,207)
Ending balance, shares at Dec. 31, 2019 | shares			8,363,719
Foreign currency translation adjustments	(120,920)	$ (18,531)				(120,920)
Net income (loss)	470,915	$ 72,170					470,915
Share-based compensation	402,413				402,413
Exercise of stock options	7,774		¥ 3		7,771
Exercise of stock options, share | shares			1,841,373
Issuance of ordinary shares for restricted share units (Note 17 (f))	¥ 46				46
Issuance of ordinary shares for restricted share units, Shares (Note 17 (f)) | shares	7,000	7,000	7,000
Conversion from convertible promissory notes (Note 15)	¥ 58,826	$ 9,015	¥ 1		58,825
Conversion from convertible promissory notes, Shares | shares			900,000
Proportionate share of share-based compensation expenses recorded in an equity method affiliate (Note 9(a))	41,163				41,163
Capital contribution from stock option surrender (Note 17 (h))	91,051				91,051
Conversion of preferred shares to ordinary shares upon the completion of initial public offering ("IPO")	3,104,177		¥ 69		3,104,108
Conversion of preferred shares to ordinary shares upon the completion of initial public offering ("IPO"), shares | shares			99,760,129
Issuance of ordinary shares to Everest	254,848		¥ 4		254,844
Issuance of ordinary shares to Everest, shares | shares			6,078,571
Issuance of ordinary shares upon IPO and over-allotment, net of issuance cost	697,878		¥ 13		697,865
Issuance of ordinary shares upon IPO and over-allotment, net of issuance cost, shares | shares			18,804,225
Issuance of ordinary shares upon private placement, net of issuance cost	2,543,926		¥ 18		2,543,908
Issuance of ordinary shares upon private placement, net of issuance cost, shares | shares			29,133,502
Issuance of warrants	109,743				109,743
Ending balance at Dec. 31, 2020	¥ 5,627,145	$ 862,399	¥ 114		¥ 7,701,116	¥ (50,793)	¥ (2,023,292)
Ending balance, shares at Dec. 31, 2020 | shares			164,888,519